Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (150)	$ 658	$ (333)	$ 1,381
Experience adjustments	0		(1)
Return on plan assets (excluding interest based on discount rate)	(222)	(785)	(90)	(1,789)
Total remeasurements of employee benefit plans	(372)	(127)	(424)	(408)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(14)	68	(28)	138
Experience adjustments	3	3	1	3
Total remeasurements of employee benefit plans	$ (11)	$ 71	$ (27)	$ 141